Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$ 20,082	$ 22,065
Total Agency securities (Cost $20,082)				22,065

	Shares
Common stocks: 61.53%
Communication services: 4.48%
Diversified telecommunication services: 0.58%
AT&T Incorporated	178,298	3,282,466
Lumen Technologies Incorporated	23,812	124,299
Verizon Communications Incorporated	105,068	4,139,679
		7,546,444
Entertainment: 0.81%
Activision Blizzard Incorporated	17,817	1,363,891
Electronic Arts Incorporated	6,561	801,623
Live Nation Entertainment Incorporated †	3,573	249,181
Netflix Incorporated †	11,133	3,282,899
Take-Two Interactive Software Incorporated †	3,946	410,897
The Walt Disney Company	45,608	3,962,423
Warner Bros. Discovery Incorporated †	55,284	524,092
		10,595,006
Interactive media & services: 2.45%
Alphabet Incorporated Class A †	149,428	13,184,032
Alphabet Incorporated Class C †	132,462	11,753,353
Match Group Incorporated †	6,987	289,891
Meta Platforms Incorporated Class A †	56,256	6,769,847
		31,997,123
Media: 0.48%
Charter Communications Incorporated Class A †	2,687	911,162
Comcast Corporation Class A	107,923	3,774,067
DISH Network Corporation Class A †	6,288	88,284
Fox Corporation Class A	7,567	229,810
Fox Corporation Class B	3,486	99,177
Interpublic Group of Companies Incorporated	9,720	323,773
News Corporation Class A	9,565	174,083
News Corporation Class B	2,949	54,380
Omnicom Group Incorporated	5,101	416,089
Paramount Global Class B «	12,634	213,262
		6,284,087
Wireless telecommunication services: 0.16%
T-Mobile US Incorporated †	14,940	2,091,600
Consumer discretionary: 6.03%
Auto components: 0.07%
Aptiv plc †	6,778	631,235
BorgWarner Incorporated	5,858	235,785
		867,020
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Automobiles: 0.81%
Ford Motor Company	98,809	$ 1,149,149
General Motors Company	35,542	1,195,633
Tesla Motors Incorporated †	67,148	8,271,291
		10,616,073
Distributors: 0.10%
Genuine Parts Company	3,526	611,796
LKQ Corporation	6,350	339,154
Pool Corporation	977	295,376
		1,246,326
Hotels, restaurants & leisure: 1.23%
Booking Holdings Incorporated †	970	1,954,822
Caesars Entertainment Incorporated †	5,368	223,309
Carnival Corporation †	25,053	201,927
Chipotle Mexican Grill Incorporated †	694	962,918
Darden Restaurants Incorporated	3,062	423,566
Domino's Pizza Incorporated	886	306,910
Expedia Group Incorporated †	3,767	329,989
Hilton Worldwide Holdings Incorporated	6,766	854,952
Las Vegas Sands Corporation †	8,220	395,135
Marriott International Incorporated Class A	6,731	1,002,179
McDonald's Corporation	18,323	4,828,660
MGM Resorts International	7,974	267,368
Norwegian Cruise Line Holdings Limited †	10,542	129,034
Royal Caribbean Cruises Limited †	5,490	271,371
Starbucks Corporation	28,717	2,848,726
Wynn Resorts Limited †	2,580	212,773
Yum! Brands Incorporated	7,047	902,580
		16,116,219
Household durables: 0.21%
D.R. Horton Incorporated	7,830	697,966
Garmin Limited	3,836	354,024
Lennar Corporation Class A	6,374	576,847
Mohawk Industries Incorporated †	1,319	134,828
Newell Rubbermaid Incorporated	9,416	123,161
NVR Incorporated	75	345,944
PulteGroup Incorporated	5,699	259,475
Whirlpool Corporation	1,363	192,810
		2,685,055
Internet & direct marketing retail: 1.50%
Amazon.com Incorporated †	222,039	18,651,276
eBay Incorporated	13,576	562,997
Etsy Incorporated †	3,144	376,588
		19,590,861
Leisure products: 0.01%
Hasbro Incorporated	3,248	198,160
Multiline retail: 0.29%
Dollar General Corporation	5,643	1,389,589
See accompanying notes to portfolio of investments

2  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Multiline retail (continued)
Dollar Tree Incorporated	5,266	$ 744,823
Target Corporation	11,515	1,716,196
		3,850,608
Specialty retail: 1.48%
Advance Auto Parts Incorporated	1,504	221,133
AutoZone Incorporated †	475	1,171,436
Bath & Body Works Incorporated	5,713	240,746
Best Buy Company Incorporated	5,013	402,093
CarMax Incorporated †	3,953	240,698
Lowe's Companies Incorporated	15,528	3,093,799
O'Reilly Automotive Incorporated †	1,565	1,320,907
Ross Stores Incorporated	8,683	1,007,836
The Home Depot Incorporated	25,611	8,089,490
The TJX Companies Incorporated	29,046	2,312,062
Tractor Supply Company	2,763	621,592
Ulta Beauty Incorporated †	1,281	600,879
		19,322,671
Textiles, apparel & luxury goods: 0.33%
Nike Incorporated Class B	31,514	3,687,453
Ralph Lauren Corporation	1,028	108,629
Tapestry Incorporated	6,028	229,546
VF Corporation	8,263	228,141
		4,253,769
Consumer staples: 4.43%
Beverages: 1.20%
Brown-Forman Corporation Class B	4,575	300,486
Constellation Brands Incorporated Class A	4,061	941,137
Keurig Dr. Pepper Incorporated	21,258	758,060
Molson Coors Brewing Company Class B	4,703	242,299
Monster Beverage Corporation †	9,528	967,378
PepsiCo Incorporated	34,466	6,226,628
The Coca-Cola Company	97,369	6,193,642
		15,629,630
Food & staples retailing: 0.95%
Costco Wholesale Corporation	11,073	5,054,825
Sysco Corporation	12,678	969,233
The Kroger Company	16,296	726,476
Walgreens Boots Alliance Incorporated	17,957	670,874
Walmart Incorporated	35,309	5,006,463
		12,427,871
Food products: 0.74%
Archer Daniels Midland Company	13,743	1,276,038
Campbell Soup Company	5,024	285,112
ConAgra Foods Incorporated	11,990	464,013
General Mills Incorporated	14,849	1,245,089
Hormel Foods Corporation	7,242	329,873
Kellogg Company	6,403	456,150
Lamb Weston Holdings Incorporated	3,598	321,517
McCormick & Company Incorporated	6,269	519,637
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Food products (continued)
Mondelez International Incorporated Class A	34,164	$ 2,277,031
The Hershey Company	3,677	851,483
The J.M. Smucker Company	2,666	422,454
The Kraft Heinz Company	19,919	810,902
Tyson Foods Incorporated Class A	7,245	451,001
		9,710,300
Household products: 0.97%
Church & Dwight Company Incorporated	6,101	491,802
Colgate-Palmolive Company	20,895	1,646,317
Kimberly-Clark Corporation	8,443	1,146,137
The Clorox Company	3,087	433,199
The Procter & Gamble Company	59,283	8,984,931
		12,702,386
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	5,786	1,435,564
Tobacco: 0.46%
Altria Group Incorporated	44,835	2,049,408
Philip Morris International Incorporated	38,782	3,925,126
		5,974,534
Energy: 3.22%
Energy equipment & services: 0.27%
Baker Hughes Company	25,054	739,845
Halliburton Company	22,717	893,914
Schlumberger Limited	35,474	1,896,440
		3,530,199
Oil, gas & consumable fuels: 2.95%
APA Corporation	8,043	375,447
Chevron Corporation	44,504	7,988,023
ConocoPhillips	31,173	3,678,414
Coterra Energy Incorporated	19,725	484,643
Devon Energy Corporation	16,354	1,005,935
Diamondback Energy Incorporated	4,403	602,242
EOG Resources Incorporated	14,695	1,903,296
EQT Corporation	9,182	310,627
Exxon Mobil Corporation	103,028	11,363,988
Hess Corporation	6,942	984,514
Kinder Morgan Incorporated	49,484	894,671
Marathon Oil Corporation	15,888	430,088
Marathon Petroleum Corporation	11,725	1,364,673
Occidental Petroleum Corporation	18,191	1,145,851
ONEOK Incorporated	11,182	734,657
Phillips 66	11,824	1,230,642
Pioneer Natural Resources Company	5,944	1,357,550
Targa Resources Corporation	5,663	416,231
The Williams Companies Incorporated	30,471	1,002,496
Valero Energy Corporation	9,645	1,223,565
		38,497,553
See accompanying notes to portfolio of investments

4  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Financials: 7.17%
Banks: 2.36%
Bank of America Corporation	174,608	$ 5,783,017
Citigroup Incorporated	48,455	2,191,620
Citizens Financial Group Incorporated	12,321	485,078
Comerica Incorporated	3,276	219,001
Fifth Third Bancorp	17,172	563,413
First Republic Bank	4,576	557,769
Huntington Bancshares Incorporated	36,093	508,911
JPMorgan Chase & Company	73,381	9,840,392
KeyCorp	23,340	406,583
M&T Bank Corporation	4,318	626,369
PNC Financial Services Group Incorporated	10,090	1,593,615
Regions Financial Corporation	23,377	504,008
Signature Bank	1,574	181,356
SVB Financial Group †	1,479	340,377
Truist Financial Corporation	33,192	1,428,252
US Bancorp	33,826	1,475,152
Wells Fargo & Company	95,328	3,936,093
Zions Bancorporation	3,743	184,006
		30,825,012
Capital markets: 1.93%
Ameriprise Financial Incorporated	2,662	828,867
Bank of New York Mellon Corporation	18,401	837,614
BlackRock Incorporated	3,757	2,662,323
Cboe Global Markets Incorporated	2,654	332,997
CME Group Incorporated	8,999	1,513,272
FactSet Research Systems Incorporated	953	382,353
Franklin Resources Incorporated	7,106	187,456
Intercontinental Exchange Incorporated	13,973	1,433,490
Invesco Limited	11,378	204,690
MarketAxess Holdings Incorporated	942	262,714
Moody's Corporation	3,942	1,098,320
Morgan Stanley	32,980	2,803,960
MSCI Incorporated	2,000	930,340
Northern Trust Corporation	5,214	461,387
Raymond James Financial Incorporated	4,843	517,475
S&P Global Incorporated	8,331	2,790,385
State Street Corporation	9,180	712,093
T. Rowe Price Group Incorporated	5,590	609,645
The Charles Schwab Corporation	38,159	3,177,118
The Goldman Sachs Group Incorporated	8,472	2,909,115
The NASDAQ Incorporated	8,480	520,248
		25,175,862
Consumer finance: 0.31%
American Express Company	14,955	2,209,601
Capital One Financial Corporation	9,549	887,675
Discover Financial Services	6,835	668,668
Synchrony Financial	11,271	370,365
		4,136,309
Diversified financial services: 1.06%
Berkshire Hathaway Incorporated Class B †	45,074	13,923,359
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  5

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Insurance: 1.51%
AFLAC Incorporated	14,155	$ 1,018,311
American International Group Incorporated	18,587	1,175,442
Aon plc Class A	5,175	1,553,225
Arch Capital Group Limited †	9,253	580,903
Arthur J. Gallagher & Company	5,275	994,549
Assurant Incorporated	1,322	165,329
Brown & Brown Incorporated	5,881	335,041
Chubb Limited	10,383	2,290,490
Cincinnati Financial Corporation	3,932	402,597
Everest Reinsurance Group Limited	980	324,645
Globe Life Incorporated	2,263	272,805
Lincoln National Corporation	3,852	118,333
Loews Corporation	4,930	287,567
Marsh & McLennan Companies Incorporated	12,409	2,053,441
MetLife Incorporated	16,488	1,193,237
Principal Financial Group Incorporated	5,693	477,757
Progressive Corporation	14,637	1,898,565
Prudential Financial Incorporated	9,206	915,629
The Allstate Corporation	6,635	899,706
The Hartford Financial Services Group Incorporated	7,958	603,455
The Travelers Companies Incorporated	5,863	1,099,254
W.R. Berkley Corporation	5,114	371,123
Willis Towers Watson plc	2,708	662,323
		19,693,727
Health care: 9.73%
Biotechnology: 1.53%
AbbVie Incorporated	44,242	7,149,950
Amgen Incorporated	13,349	3,505,981
Biogen Incorporated †	3,603	997,743
Gilead Sciences Incorporated	31,378	2,693,801
Incyte Corporation	4,620	371,078
Moderna Incorporated †	8,266	1,484,739
Regeneron Pharmaceuticals Incorporated †	2,679	1,932,872
Vertex Pharmaceuticals Incorporated †	6,422	1,854,545
		19,990,709
Health care equipment & supplies: 1.73%
Abbott Laboratories	43,619	4,788,930
Align Technology Incorporated †	1,817	383,205
Baxter International Incorporated	12,612	642,834
Becton Dickinson & Company	7,135	1,814,431
Boston Scientific Corporation †	35,832	1,657,947
Dentsply Sirona Incorporated	5,377	171,204
DexCom Incorporated †	9,663	1,094,238
Edwards Lifesciences Corporation †	15,467	1,153,993
Hologic Incorporated	6,246	467,263
IDEXX Laboratories Incorporated †	2,072	845,293
Intuitive Surgical Incorporated †	8,841	2,345,959
Medtronic plc	33,252	2,584,345
ResMed Incorporated	3,665	762,796
STERIS plc	2,497	461,171
Stryker Corporation	8,426	2,060,073
Teleflex Incorporated	1,173	292,816
See accompanying notes to portfolio of investments

6  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
The Cooper Companies Incorporated	1,235	$ 408,377
Zimmer Biomet Holdings Incorporated	5,250	669,375
		22,604,250
Health care providers & services: 2.27%
AmerisourceBergen Corporation	4,052	671,457
Cardinal Health Incorporated	6,558	504,113
Centene Corporation †	14,166	1,161,754
Cigna Corporation	7,649	2,534,420
CVS Health Corporation	32,872	3,063,342
DaVita HealthCare Partners Incorporated †	1,375	102,671
Elevance Health Incorporated	5,975	3,064,996
HCA Healthcare Incorporated	5,305	1,272,988
Henry Schein Incorporated †	3,391	270,839
Humana Incorporated	3,167	1,622,106
Laboratory Corporation of America Holdings	2,217	522,059
McKesson Corporation	3,547	1,330,551
Molina Healthcare Incorporated	1,461	482,451
Quest Diagnostics Incorporated	2,849	445,698
UnitedHealth Group Incorporated	23,375	12,392,958
Universal Health Services Incorporated Class B	1,605	226,128
		29,668,531
Life sciences tools & services: 1.20%
Agilent Technologies Incorporated	7,406	1,108,308
Bio-Rad Laboratories Incorporated Class A †	539	226,644
Bio-Techne Corporation	3,927	325,470
Charles River Laboratories International Incorporated †	1,273	277,387
Danaher Corporation	16,390	4,350,234
Illumina Incorporated †	3,935	795,657
IQVIA Holdings Incorporated †	4,647	952,124
Mettler-Toledo International Incorporated †	558	806,561
PerkinElmer Incorporated	3,158	442,815
Thermo Fisher Scientific Incorporated	9,812	5,403,370
Waters Corporation †	1,486	509,074
West Pharmaceutical Services Incorporated	1,852	435,868
		15,633,512
Pharmaceuticals: 3.00%
Bristol-Myers Squibb Company	53,191	3,827,092
Catalent Incorporated †	4,502	202,635
Eli Lilly & Company	19,730	7,218,023
Johnson & Johnson	65,407	11,554,147
Merck & Company Incorporated	63,429	7,037,448
Organon & Company	6,363	177,719
Pfizer Incorporated	140,430	7,195,633
Viatris Incorporated	30,338	337,662
Zoetis Incorporated	11,660	1,708,773
		39,259,132
Industrials: 5.32%
Aerospace & defense: 1.17%
General Dynamics Corporation	5,632	1,397,356
Howmet Aerospace Incorporated	9,211	363,006
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  7

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Huntington Ingalls Industries Incorporated	998	$ 230,219
L3Harris Technologies Incorporated	4,763	991,704
Lockheed Martin Corporation	5,835	2,838,669
Northrop Grumman Corporation	3,619	1,974,563
Raytheon Technologies Corporation	36,777	3,711,535
Textron Incorporated	5,223	369,788
The Boeing Company †	14,015	2,669,717
TransDigm Group Incorporated	1,292	813,508
		15,360,065
Air freight & logistics: 0.37%
C.H. Robinson Worldwide Incorporated	2,945	269,644
Expeditors International of Washington Incorporated	3,981	413,706
FedEx Corporation	5,989	1,037,295
United Parcel Service Incorporated Class B	18,258	3,173,971
		4,894,616
Airlines: 0.13%
Alaska Air Group Incorporated †	3,173	136,249
American Airlines Group Incorporated †	16,259	206,814
Delta Air Lines Incorporated †	16,041	527,107
Southwest Airlines Company †	14,854	500,134
United Airlines Holdings Incorporated †	8,179	308,348
		1,678,652
Building products: 0.28%
A.O. Smith Corporation	3,174	181,680
Allegion plc	2,198	231,361
Carrier Global Corporation	20,921	862,991
Johnson Controls International plc	17,229	1,102,656
Masco Corporation	5,642	263,312
Trane Technologies plc	5,762	968,535
		3,610,535
Commercial services & supplies: 0.30%
Cintas Corporation	2,159	975,048
Copart Incorporated †	10,720	652,741
Republic Services Incorporated	5,139	662,880
Rollins Incorporated	5,791	211,603
Waste Management Incorporated	9,345	1,466,044
		3,968,316
Construction & engineering: 0.04%
Quanta Services Incorporated	3,575	509,438
Electrical equipment: 0.36%
AMETEK Incorporated	5,745	802,691
Eaton Corporation plc	9,949	1,561,496
Emerson Electric Company	14,793	1,421,016
Generac Holdings Incorporated †	1,585	159,546
Rockwell Automation Incorporated	2,873	739,999
		4,684,748
Industrial conglomerates: 0.58%
3M Company	13,828	1,658,255
See accompanying notes to portfolio of investments

8  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Industrial conglomerates (continued)
General Electric Company	27,336	$ 2,290,483
Honeywell International Incorporated	16,820	3,604,526
		7,553,264
Machinery: 1.16%
Caterpillar Incorporated	13,019	3,118,832
Cummins Incorporated	3,528	854,799
Deere & Company	6,871	2,946,010
Dover Corporation	3,511	475,425
Fortive Corporation	8,851	568,677
IDEX Corporation	1,887	430,859
Illinois Tool Works Incorporated	6,993	1,540,558
Ingersoll Rand Incorporated	10,130	529,293
Nordson Corporation	1,345	319,733
Otis Worldwide Corporation	10,422	816,147
PACCAR Incorporated	8,700	861,039
Parker-Hannifin Corporation	3,212	934,692
Pentair plc	4,115	185,093
Snap-on Incorporated	1,330	303,892
Stanley Black & Decker Incorporated	3,701	278,019
Wabtec Corporation	4,550	454,136
Xylem Incorporated	4,509	498,560
		15,115,764
Professional services: 0.23%
CoStar Group Incorporated †	10,174	786,247
Equifax Incorporated	3,063	595,325
Jacobs Solutions Incorporated	3,192	383,263
Leidos Holdings Incorporated	3,420	359,750
Robert Half International Incorporated	2,714	200,375
Verisk Analytics Incorporated	3,912	690,155
		3,015,115
Road & rail: 0.55%
CSX Corporation	52,596	1,629,424
J.B. Hunt Transport Services Incorporated	2,072	361,274
Norfolk Southern Corporation	5,792	1,427,265
Old Dominion Freight Line Incorporated	2,266	643,045
Union Pacific Corporation	15,381	3,184,944
		7,245,952
Trading companies & distributors: 0.15%
Fastenal Company	14,329	678,048
United Rentals Incorporated †	1,734	616,298
W.W. Grainger Incorporated	1,125	625,781
		1,920,127
Information technology: 15.84%
Communications equipment: 0.55%
Arista Networks Incorporated †	6,192	751,399
Cisco Systems Incorporated	102,720	4,893,581
F5 Networks Incorporated †	1,498	214,978
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  9

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Communications equipment (continued)
Juniper Networks Incorporated	8,119	$ 259,483
Motorola Solutions Incorporated	4,183	1,078,001
		7,197,442
Electronic equipment, instruments & components: 0.39%
Amphenol Corporation Class A	14,888	1,133,572
CDW Corporation of Delaware	3,387	604,850
Corning Incorporated	19,044	608,265
Keysight Technologies Incorporated	4,473	765,196
TE Connectivity Limited	7,958	913,578
Teledyne Technologies Incorporated †	1,173	469,094
Trimble Incorporated †	6,170	311,955
Zebra Technologies Corporation Class A †	1,292	331,282
		5,137,792
IT services: 2.75%
Accenture plc Class A	15,763	4,206,199
Akamai Technologies Incorporated †	3,934	331,636
Automatic Data Processing Incorporated	10,378	2,478,889
Broadridge Financial Solutions Incorporated	2,943	394,745
Cognizant Technology Solutions Corporation Class A	12,857	735,292
DXC Technology Company †	5,756	152,534
EPAM Systems Incorporated †	1,439	471,618
Fidelity National Information Services Incorporated	14,845	1,007,233
Fiserv Incorporated †	15,887	1,605,699
FleetCor Technologies Incorporated †	1,845	338,890
Gartner Incorporated †	1,977	664,549
Global Payments Incorporated	6,765	671,900
International Business Machines Corporation	22,619	3,186,791
Jack Henry & Associates Incorporated	1,825	320,397
MasterCard Incorporated Class A	21,237	7,384,742
Paychex Incorporated	8,024	927,253
PayPal Holdings Incorporated †	28,520	2,031,194
VeriSign Incorporated †	2,307	473,950
Visa Incorporated Class A	40,904	8,498,215
		35,881,726
Semiconductors & semiconductor equipment: 3.14%
Advanced Micro Devices Incorporated †	40,337	2,612,627
Analog Devices Incorporated	12,867	2,110,574
Applied Materials Incorporated	21,523	2,095,910
Broadcom Incorporated	10,132	5,665,105
Enphase Energy Incorporated †	3,400	900,864
First Solar Incorporated	2,480	371,479
Intel Corporation	103,246	2,728,792
KLA Corporation	3,545	1,336,571
Lam Research Corporation	3,412	1,434,064
Microchip Technology Incorporated	13,760	966,640
Micron Technology Incorporated	27,198	1,359,356
Monolithic Power Systems Incorporated	1,116	394,629
NVIDIA Corporation	62,293	9,103,499
NXP Semiconductors NV	6,483	1,024,502
ON Semiconductor Corporation †	10,818	674,719
Qorvo Incorporated †	2,536	229,863
Qualcomm Incorporated	28,044	3,083,157
See accompanying notes to portfolio of investments

10  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Skyworks Solutions Incorporated	4,014	$ 365,796
Solaredge Technologies Incorporated †	1,398	396,011
Teradyne Incorporated	3,897	340,403
Texas Instruments Incorporated	22,705	3,751,320
		40,945,881
Software: 5.14%
Adobe Incorporated †	11,631	3,914,180
Ansys Incorporated †	2,179	526,425
Autodesk Incorporated †	5,400	1,009,098
Cadence Design Systems Incorporated †	6,863	1,102,472
Ceridian HCM Holding Incorporated †	3,843	246,528
Fortinet Incorporated †	16,222	793,094
Intuit Incorporated	7,052	2,744,779
Microsoft Corporation	186,490	44,724,032
NortonLifeLock Incorporated	14,503	310,799
Oracle Corporation	38,447	3,142,658
Paycom Software Incorporated †	1,216	377,337
PTC Incorporated	2,645	317,506
Roper Technologies Incorporated	2,653	1,146,335
Salesforce.com Incorporated †	25,017	3,317,004
ServiceNow Incorporated †	5,053	1,961,928
Synopsys Incorporated †	3,825	1,221,284
Tyler Technologies Incorporated †	1,042	335,951
		67,191,410
Technology hardware, storage & peripherals: 3.87%
Apple Incorporated	374,098	48,606,553
Hewlett Packard Enterprise Company	32,190	513,752
HP Incorporated	22,146	595,063
NetApp Incorporated	5,438	326,606
Seagate Technology Holdings plc	4,803	252,686
Western Digital Corporation	7,947	250,728
		50,545,388
Materials: 1.68%
Chemicals: 1.16%
Air Products & Chemicals Incorporated	5,549	1,710,535
Albemarle Corporation	2,931	635,617
Celanese Corporation Series A	2,496	255,191
CF Industries Holdings Incorporated	4,908	418,162
Corteva Incorporated	17,875	1,050,693
Dow Incorporated	17,606	887,166
DuPont de Nemours Incorporated	12,428	852,934
Eastman Chemical Company	3,002	244,483
Ecolab Incorporated	6,199	902,326
FMC Corporation	3,151	393,245
International Flavors & Fragrances Incorporated	6,378	668,670
Linde plc	12,368	4,034,194
LyondellBasell Industries NV Class A	6,354	527,573
PPG Industries Incorporated	5,880	739,351
The Mosaic Company	8,518	373,685
The Sherwin-Williams Company	5,900	1,400,247
		15,094,072
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  11

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials Incorporated	1,553	$ 524,867
Vulcan Materials Company	3,325	582,241
		1,107,108
Containers & packaging: 0.17%
Amcor plc	37,251	443,659
Avery Dennison Corporation	2,026	366,706
Ball Corporation	7,853	401,602
International Paper Company	8,898	308,138
Packaging Corporation of America	2,315	296,112
Sealed Air Corporation	3,619	180,516
WestRock Company	6,362	223,688
		2,220,421
Metals & mining: 0.27%
Freeport-McMoRan Incorporated	35,758	1,358,804
Newmont Corporation	19,857	937,250
Nucor Corporation	6,418	845,957
Steel Dynamics Incorporated	4,173	407,702
		3,549,713
Real estate: 1.67%
Equity REITs: 1.62%
Alexandria Real Estate Equities Incorporated	3,736	544,223
American Tower Corporation	11,648	2,467,745
AvalonBay Communities Incorporated	3,500	565,320
Boston Properties Incorporated	3,569	241,193
Camden Property Trust	2,665	298,160
Crown Castle International Corporation	10,834	1,469,524
Digital Realty Trust Incorporated	7,193	721,242
Equinix Incorporated	2,315	1,516,394
Equity Residential	8,509	502,031
Essex Property Trust Incorporated	1,620	343,310
Extra Space Storage Incorporated	3,350	493,053
Federal Realty Investment Trust	1,828	184,701
Healthpeak Properties Incorporated	13,448	337,141
Host Hotels & Resorts Incorporated	17,888	287,102
Invitation Homes Incorporated	14,531	430,699
Iron Mountain Incorporated	7,273	362,559
Kimco Realty Corporation	15,472	327,697
Mid-America Apartment Communities Incorporated	2,889	453,544
Prologis Incorporated	23,093	2,603,274
Public Storage Incorporated	3,955	1,108,151
Realty Income Corporation	15,690	995,217
Regency Centers Corporation	3,853	240,813
SBA Communications Corporation	2,701	757,117
Simon Property Group Incorporated	8,179	960,869
UDR Incorporated	7,656	296,517
Ventas Incorporated	10,000	450,500
VICI Properties Incorporated	24,094	780,646
Vornado Realty Trust	4,030	83,864
Welltower Incorporated	11,821	774,867
Weyerhaeuser Company	18,411	570,741
		21,168,214
See accompanying notes to portfolio of investments

12  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Real estate management & development: 0.05%
CBRE Group Incorporated Class A †	7,904	$ 608,292
Utilities: 1.96%
Electric utilities: 1.29%
Alliant Energy Corporation	6,280	346,719
American Electric Power Company Incorporated	12,855	1,220,582
Constellation Energy Corporation	8,181	705,284
Duke Energy Corporation	19,265	1,984,102
Edison International	9,553	607,762
Entergy Corporation	5,091	572,738
Evergy Incorporated	5,742	361,344
Eversource Energy	8,714	730,582
Exelon Corporation	24,861	1,074,741
FirstEnergy Corporation	13,588	569,881
NextEra Energy Incorporated	49,713	4,156,007
NRG Energy Incorporated	5,764	183,410
PG&E Corporation	40,279	654,937
Pinnacle West Capital Corporation	2,830	215,193
PPL Corporation	18,421	538,262
The Southern Company	27,236	1,944,923
Xcel Energy Incorporated	13,691	959,876
		16,826,343
Gas utilities: 0.03%
Atmos Energy Corporation	3,500	392,245
Independent power & renewable electricity producers: 0.04%
AES Corporation	16,710	480,580
Multi-utilities: 0.55%
Ameren Corporation	6,468	575,135
CenterPoint Energy Incorporated	15,749	472,313
CMS Energy Corporation	7,261	459,839
Consolidated Edison Incorporated	8,878	846,162
Dominion Energy Incorporated	20,846	1,278,277
DTE Energy Company	4,847	569,668
NiSource Incorporated	10,160	278,587
Public Service Enterprise Group Incorporated	12,482	764,772
Sempra Energy	7,864	1,215,303
WEC Energy Group Incorporated	7,891	739,860
		7,199,916
Water utilities: 0.05%
American Water Works Company Incorporated	4,549	693,359
Total Common stocks (Cost $258,698,742)		803,875,956

	Interest rate		Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	4.72%	12-25-2034	$ 2,976	2,737
Total Non-agency mortgage-backed securities (Cost $2,976)				2,737
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  13

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities: 36.21%
U.S. Treasury Bond	1.13%	5-15-2040	$ 2,251,000	$ 1,408,809
U.S. Treasury Bond	1.13	8-15-2040	2,981,000	1,851,248
U.S. Treasury Bond	1.25	5-15-2050	3,785,000	2,036,951
U.S. Treasury Bond	1.38	11-15-2040	1,746,000	1,135,105
U.S. Treasury Bond	1.38	8-15-2050	4,388,000	2,438,254
U.S. Treasury Bond	1.63	11-15-2050	4,394,000	2,614,430
U.S. Treasury Bond	1.75	8-15-2041	4,938,000	3,379,251
U.S. Treasury Bond	1.88	2-15-2041	4,559,000	3,222,287
U.S. Treasury Bond	1.88	2-15-2051	4,844,000	3,078,589
U.S. Treasury Bond	2.00	2-15-2050	3,135,000	2,070,447
U.S. Treasury Bond	2.00	8-15-2051	4,900,000	3,208,352
U.S. Treasury Bond	2.25	5-15-2041	4,397,000	3,305,479
U.S. Treasury Bond	2.25	8-15-2046	1,961,000	1,387,791
U.S. Treasury Bond	2.25	8-15-2049	3,118,000	2,191,857
U.S. Treasury Bond	2.38	5-15-2051	4,919,000	3,528,998
U.S. Treasury Bond	2.50	2-15-2045	2,144,000	1,614,114
U.S. Treasury Bond	2.50	2-15-2046	1,960,000	1,466,478
U.S. Treasury Bond	2.50	5-15-2046	1,949,000	1,453,908
U.S. Treasury Bond	2.75	8-15-2047	1,864,000	1,454,284
U.S. Treasury Bond	2.75	11-15-2047	1,853,000	1,445,412
U.S. Treasury Bond	2.88	5-15-2043	1,822,000	1,487,136
U.S. Treasury Bond	2.88	8-15-2045	1,430,000	1,151,373
U.S. Treasury Bond	2.88	11-15-2046	3,221,000	2,580,952
U.S. Treasury Bond	2.88	5-15-2049	2,582,000	2,077,602
U.S. Treasury Bond	3.00	5-15-2042	776,000	652,446
U.S. Treasury Bond	3.00	11-15-2044	1,951,000	1,610,185
U.S. Treasury Bond	3.00	5-15-2045	1,115,000	918,568
U.S. Treasury Bond	3.00	11-15-2045	834,000	686,030
U.S. Treasury Bond	3.00	2-15-2047	1,889,000	1,546,250
U.S. Treasury Bond	3.00	5-15-2047	1,921,000	1,571,468
U.S. Treasury Bond	3.00	2-15-2048	2,119,000	1,736,835
U.S. Treasury Bond	3.00	8-15-2048	2,099,000	1,723,640
U.S. Treasury Bond	3.00	2-15-2049	2,614,000	2,152,670
U.S. Treasury Bond	3.13	11-15-2041	846,000	731,030
U.S. Treasury Bond	3.13	2-15-2042	919,000	791,884
U.S. Treasury Bond	3.13	8-15-2044	1,999,000	1,689,077
U.S. Treasury Bond	3.13	5-15-2048	2,283,000	1,918,701
U.S. Treasury Bond	3.38	5-15-2044	1,432,000	1,262,677
U.S. Treasury Bond	3.38	11-15-2048	2,541,000	2,241,440
U.S. Treasury Bond	3.50	2-15-2039	731,000	686,597
U.S. Treasury Bond	3.63	8-15-2043	1,504,000	1,382,623
U.S. Treasury Bond	3.63	2-15-2044	1,547,000	1,418,949
U.S. Treasury Bond	3.75	8-15-2041	929,000	881,062
U.S. Treasury Bond	3.75	11-15-2043	1,660,000	1,555,861
U.S. Treasury Bond	3.88	8-15-2040	946,000	922,793
U.S. Treasury Bond	4.25	5-15-2039	681,000	701,377
U.S. Treasury Bond	4.25	11-15-2040	977,000	998,143
U.S. Treasury Bond	4.38	2-15-2038	381,000	398,904
U.S. Treasury Bond	4.38	11-15-2039	757,000	789,320
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,121,204
U.S. Treasury Bond	4.38	5-15-2041	842,000	872,259
U.S. Treasury Bond	4.50	5-15-2038	428,000	454,583
U.S. Treasury Bond	4.50	8-15-2039	721,000	764,513
U.S. Treasury Bond	4.63	2-15-2040	730,000	784,493
U.S. Treasury Bond	4.75	2-15-2037	264,000	288,399
See accompanying notes to portfolio of investments

14  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	4.75%	2-15-2041	$ 1,084,000	$ 1,178,596
U.S. Treasury Bond	5.00	5-15-2037	375,000	418,799
U.S. Treasury Bond	5.25	11-15-2028	479,000	507,441
U.S. Treasury Bond	5.25	2-15-2029	349,000	370,485
U.S. Treasury Bond	5.38	2-15-2031	752,000	825,349
U.S. Treasury Bond	5.50	8-15-2028	369,000	394,744
U.S. Treasury Bond	6.13	11-15-2027	525,000	572,414
U.S. Treasury Bond	6.13	8-15-2029	293,000	327,473
U.S. Treasury Bond	6.25	5-15-2030	478,000	544,976
U.S. Treasury Bond	6.38	8-15-2027	224,000	245,193
U.S. Treasury Bond	6.88	8-15-2025	16,974,000	18,026,255
U.S. Treasury Note	0.13	12-15-2023	16,273,000	15,588,390
U.S. Treasury Note	0.13	1-15-2024	3,281,000	3,128,388
U.S. Treasury Note	0.13	2-15-2024	3,940,000	3,743,462
U.S. Treasury Note	0.25	3-15-2024	3,929,000	3,724,723
U.S. Treasury Note	0.25	5-15-2024	3,937,000	3,705,547
U.S. Treasury Note	0.25	5-31-2025	10,364,000	9,408,569
U.S. Treasury Note	0.25	6-30-2025	840,000	760,955
U.S. Treasury Note	0.25	7-31-2025	3,039,000	2,742,341
U.S. Treasury Note	0.25	8-31-2025	3,153,000	2,835,237
U.S. Treasury Note	0.25	10-31-2025	3,586,000	3,206,528
U.S. Treasury Note	0.38	4-15-2024	3,919,000	3,708,354
U.S. Treasury Note	0.38	4-30-2025	2,591,000	2,364,692
U.S. Treasury Note	0.38	11-30-2025	3,685,000	3,296,060
U.S. Treasury Note	0.38	1-31-2026	4,058,000	3,610,510
U.S. Treasury Note	0.38	7-31-2027	2,771,000	2,350,804
U.S. Treasury Note	0.38	9-30-2027	3,141,000	2,648,010
U.S. Treasury Note	0.50	3-31-2025	2,469,000	2,267,622
U.S. Treasury Note	0.50	2-28-2026	4,104,000	3,656,888
U.S. Treasury Note	0.50	4-30-2027	2,015,000	1,735,025
U.S. Treasury Note	0.50	5-31-2027	2,282,000	1,956,458
U.S. Treasury Note	0.50	6-30-2027	2,520,000	2,155,584
U.S. Treasury Note	0.50	8-31-2027	2,918,000	2,483,378
U.S. Treasury Note	0.50	10-31-2027	3,418,000	2,891,014
U.S. Treasury Note	0.63	3-31-2027	1,681,000	1,458,661
U.S. Treasury Note	0.63	11-30-2027	7,236,000	6,144,382
U.S. Treasury Note	0.63	12-31-2027	3,852,000	3,263,216
U.S. Treasury Note	0.63	5-15-2030	3,675,000	2,908,562
U.S. Treasury Note	0.63	8-15-2030	4,582,000	3,606,714
U.S. Treasury Note	0.75	3-31-2026	4,059,000	3,638,037
U.S. Treasury Note	0.75	4-30-2026	4,130,000	3,691,994
U.S. Treasury Note	0.75	5-31-2026	4,136,000	3,688,633
U.S. Treasury Note	0.75	1-31-2028	4,214,000	3,583,217
U.S. Treasury Note	0.88	11-15-2030	2,681,000	2,142,915
U.S. Treasury Note	1.13	2-28-2025	2,444,000	2,281,417
U.S. Treasury Note	1.13	2-28-2027	964,000	857,019
U.S. Treasury Note	1.13	2-29-2028	4,178,000	3,617,397
U.S. Treasury Note	1.13	2-15-2031	7,183,000	5,854,426
U.S. Treasury Note	1.25	8-31-2024	1,400,000	1,325,352
U.S. Treasury Note	1.25	3-31-2028	4,152,000	3,608,672
U.S. Treasury Note	1.25	4-30-2028	4,224,000	3,665,145
U.S. Treasury Note	1.25	5-31-2028	4,167,000	3,607,710
U.S. Treasury Note	1.25	8-15-2031	7,687,000	6,233,076
U.S. Treasury Note	1.38	1-31-2025	2,372,000	2,229,309
U.S. Treasury Note	1.38	8-31-2026	1,787,000	1,620,097
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  15

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.38%	10-31-2028	$24,195,000	$ 20,884,254
U.S. Treasury Note	1.38	11-15-2031	19,570,000	15,928,145
U.S. Treasury Note	1.50	9-30-2024	2,442,000	2,318,851
U.S. Treasury Note	1.50	10-31-2024	2,391,000	2,265,379
U.S. Treasury Note	1.50	11-30-2024	10,419,000	9,858,979
U.S. Treasury Note	1.50	8-15-2026	3,430,000	3,126,391
U.S. Treasury Note	1.50	1-31-2027	1,873,000	1,691,041
U.S. Treasury Note	1.50	2-15-2030	4,305,000	3,668,667
U.S. Treasury Note	1.63	2-15-2026	3,342,000	3,090,828
U.S. Treasury Note	1.63	5-15-2026	3,385,000	3,115,390
U.S. Treasury Note	1.63	10-31-2026	1,800,000	1,642,992
U.S. Treasury Note	1.63	8-15-2029	2,854,000	2,476,625
U.S. Treasury Note	1.63	5-15-2031	7,512,000	6,317,416
U.S. Treasury Note	1.75	6-30-2024	2,424,000	2,322,874
U.S. Treasury Note	1.75	7-31-2024	2,406,000	2,301,395
U.S. Treasury Note	1.75	11-15-2029	2,229,000	1,943,148
U.S. Treasury Note	1.88	8-31-2024	1,345,000	1,286,471
U.S. Treasury Note	1.88	7-31-2026	1,828,000	1,690,614
U.S. Treasury Note	1.88	11-15-2051	3,485,000	2,207,257
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,862,148
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,863,364
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,864,848
U.S. Treasury Note	2.00	2-15-2025	3,537,000	3,365,400
U.S. Treasury Note	2.00	8-15-2025	3,491,000	3,296,404
U.S. Treasury Note	2.00	11-15-2026	3,370,000	3,115,802
U.S. Treasury Note	2.13	2-29-2024	1,298,000	1,260,125
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,899,719
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,853,458
U.S. Treasury Note	2.13	9-30-2024	1,844,000	1,769,592
U.S. Treasury Note	2.13	11-30-2024	1,852,000	1,772,784
U.S. Treasury Note	2.13	5-15-2025	3,005,000	2,855,572
U.S. Treasury Note	2.13	5-31-2026	1,793,000	1,677,716
U.S. Treasury Note	2.25	12-31-2023	1,247,000	1,216,278
U.S. Treasury Note	2.25	1-31-2024	1,334,000	1,298,826
U.S. Treasury Note	2.25	4-30-2024	2,418,000	2,341,304
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,807,602
U.S. Treasury Note	2.25	11-15-2024	3,535,000	3,395,119
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,831,425
U.S. Treasury Note	2.25	11-15-2025	3,473,000	3,287,140
U.S. Treasury Note	2.25	2-15-2027	3,350,000	3,117,463
U.S. Treasury Note	2.25	8-15-2027	3,338,000	3,087,780
U.S. Treasury Note	2.25	11-15-2027	3,248,000	2,992,981
U.S. Treasury Note	2.38	2-29-2024	1,426,000	1,388,846
U.S. Treasury Note	2.38	8-15-2024	3,101,000	2,991,980
U.S. Treasury Note	2.38	4-30-2026	1,812,000	1,711,632
U.S. Treasury Note	2.38	5-15-2027	3,375,000	3,146,528
U.S. Treasury Note	2.38	5-15-2029	3,295,000	2,995,361
U.S. Treasury Note	2.50	1-31-2024	1,876,000	1,831,665
U.S. Treasury Note	2.50	5-15-2024	3,424,000	3,323,420
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,862,493
U.S. Treasury Note	2.50	2-28-2026	1,888,000	1,793,231
U.S. Treasury Note	2.63	12-31-2023	2,404,000	2,354,631
U.S. Treasury Note	2.63	3-31-2025	1,884,000	1,815,116
U.S. Treasury Note	2.63	12-31-2025	1,914,000	1,830,263
U.S. Treasury Note	2.63	2-15-2029	3,512,000	3,245,856
See accompanying notes to portfolio of investments

16  |  Allspring Index Asset Allocation Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Interest rate	Maturitydate	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.75%	2-15-2024	$ 2,325,000	$ 2,274,686
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,889,019
U.S. Treasury Note	2.75	6-30-2025	1,959,000	1,887,221
U.S. Treasury Note	2.75	8-31-2025	2,020,000	1,941,646
U.S. Treasury Note	2.75	2-15-2028	4,229,000	3,976,416
U.S. Treasury Note	2.75	8-15-2032	2,430,000	2,212,819
U.S. Treasury Note	2.88	4-30-2025	1,884,000	1,823,138
U.S. Treasury Note	2.88	5-31-2025	1,939,000	1,874,543
U.S. Treasury Note	2.88	7-31-2025	1,949,000	1,882,841
U.S. Treasury Note	2.88	11-30-2025	1,880,000	1,808,913
U.S. Treasury Note	2.88	5-15-2028	4,397,000	4,148,810
U.S. Treasury Note	2.88	8-15-2028	4,422,000	4,164,108
U.S. Treasury Note	3.00	9-30-2025	1,994,000	1,927,326
U.S. Treasury Note	3.00	10-31-2025	1,814,000	1,751,927
U.S. Treasury Note	3.13	11-15-2028	3,621,000	3,453,670
U.S. Treasury Note	6.00	2-15-2026	445,000	467,858
U.S. Treasury Note	6.50	11-15-2026	296,000	320,593
U.S. Treasury Note	6.63	2-15-2027	215,000	234,921
U.S. Treasury Note	6.75	8-15-2026	221,000	239,975
U.S. Treasury Note	7.50	11-15-2024	240,000	253,031
Total U.S. Treasury securities (Cost $534,434,278)				473,043,353

		Yield	Shares
Short-term investments: 1.85%
Investment companies: 1.85%
Allspring Government Money Market Fund Select Class ♠∞		4.09	23,992,994	23,992,994
Securities Lending Cash Investments LLC ♠∩∞		4.36	203,549	203,549
Total Short-term investments (Cost $24,196,543)				24,196,543
Total investments in securities (Cost $817,352,621)	99.59%			1,301,140,654
Other assets and liabilities, net	0.41			5,296,111
Total net assets	100.00%			$1,306,436,765

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Index Asset Allocation Fund  |  17

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$28,617,803	$73,611,999	$(78,236,808)	$ 0	$0	$23,992,994	23,992,994	$330,594
Securities Lending Cash Investments LLC	149,819	1,978,363	(1,924,591)	(42)	0	203,549	203,549	2,286#
				$(42)	$0	$24,196,543		$332,880

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	52	3-17-2023	$10,440,167	$10,038,600	$0	$(401,567)
10-Year U.S. Treasury Notes	1,837	3-22-2023	206,932,280	206,289,360	0	(642,920)
U.S. Long Term Bonds	11	3-22-2023	1,442,310	1,378,781	0	(63,529)
U.S. Ultra Treasury Bonds	18	3-22-2023	2,616,110	2,417,625	0	(198,485)
2-Year U.S. Treasury Notes	14	3-31-2023	2,881,959	2,871,094	0	(10,865)
5-Year U.S. Treasury Notes	47	3-31-2023	5,143,714	5,072,695	0	(71,019)
Short
E-Mini S&P 500 Index	(145)	3-17-2023	(28,363,196)	(27,992,250)	370,946	0
U.S. Ultra Treasury Bonds	(520)	3-22-2023	(69,683,976)	(69,842,500)	0	(158,524)
					$370,946	$(1,546,909)
See accompanying notes to portfolio of investments

18  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Index Asset Allocation Fund  |  19

Notes to portfolio of investments—December 31, 2022 (unaudited)

Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$22,065	$0	$22,065
Common stocks
Communication services	58,514,260	0	0	58,514,260
Consumer discretionary	78,746,762	0	0	78,746,762
Consumer staples	57,880,285	0	0	57,880,285
Energy	42,027,752	0	0	42,027,752
Financials	93,754,269	0	0	93,754,269
Health care	127,156,134	0	0	127,156,134
Industrials	69,556,592	0	0	69,556,592
Information technology	206,899,639	0	0	206,899,639
Materials	21,971,314	0	0	21,971,314
Real estate	21,776,506	0	0	21,776,506
Utilities	25,592,443	0	0	25,592,443
Non-agency mortgage-backed securities	0	2,737	0	2,737
U.S. Treasury securities	473,043,353	0	0	473,043,353
Short-term investments
Investment companies	24,196,543	0	0	24,196,543
	1,301,115,852	24,802	0	1,301,140,654
Futures contracts	370,946	0	0	370,946
Total assets	$1,301,486,798	$24,802	$0	$1,301,511,600
Liabilities
Futures contracts	$1,546,909	$0	$0	$1,546,909
Total liabilities	$1,546,909	$0	$0	$1,546,909

20  |  Allspring Index Asset Allocation Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2022, $4,595,211 was segregated as cash collateral for open futures contracts.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Index Asset Allocation Fund  |  21